EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 Shares $ / shares	Dec. 31, 2023 Shares $ / shares	Dec. 31, 2022 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the year - Number of options | Shares	54,242	86,528	90,721
Options granted during the year - Number of options | Shares	31,305	500	5,417
Options exercised during the year - Number of options | Shares			(3,784)
Options forfeited during the year - Number of options | Shares	(44,137)	(32,786)	(5,826)
Options outstanding at the end of year - Number of options | Shares	41,410	54,242	86,528
Options exercisable at the end of year - Number of options | Shares	20,641	49,907	60,128
Options outstanding at the beginning of the year - Weighted average exercise price | $ / shares	$ 172.3	$ 225.6	$ 234.6
Options granted during the year - Weighted average exercise price | $ / shares	3	6.6	65.1
Options exercised during the year - Weighted average exercise price | $ / shares			96
Options forfeited during the year - Weighted average exercise price | $ / shares	210.13	310.7	299.4
Options outstanding at the end of year - Weighted average exercise price | $ / shares	227.9	172.3	225.6
Options exercisable at the end of year - Weighted average exercise price | $ / shares	$ 183.3	$ 170.3	$ 221.7